Securitisations and Covered Bonds - Analysis of Securitisations and Covered Bonds (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Securitisations And Covered Bonds [Line Items]
Gross assets	£ 20,199	£ 33,432
External notes in issue	13,519	21,615
Notes issued to Santander UK plc/subsidiaries as collateral	1,585	4,549
Notional amount	163,361	198,391
Securitisation programmes
Disclosure Of Securitisations And Covered Bonds [Line Items]
Gross assets	4,486	9,762
External notes in issue	759	2,330
Notes issued to Santander UK plc/subsidiaries as collateral	1,585	4,549
Securitisation programmes | Mortgage-backed master trust structures:
Disclosure Of Securitisations And Covered Bonds [Line Items]
Gross assets	4,448	8,113
External notes in issue	718	1,119
Notes issued to Santander UK plc/subsidiaries as collateral	1,585	4,091
Securitisation programmes | Other asset-backed securitisation structures:
Disclosure Of Securitisations And Covered Bonds [Line Items]
Gross assets	38	1,649
External notes in issue	41	1,211
Notes issued to Santander UK plc/subsidiaries as collateral	0	458
Holmes | Securitisation programmes | Mortgage-backed master trust structures:
Disclosure Of Securitisations And Covered Bonds [Line Items]
Gross assets	2,294	3,073
External notes in issue	430	829
Notes issued to Santander UK plc/subsidiaries as collateral	183	334
Fosse | Securitisation programmes | Mortgage-backed master trust structures:
Disclosure Of Securitisations And Covered Bonds [Line Items]
Gross assets	2,154	2,258
External notes in issue	288	290
Notes issued to Santander UK plc/subsidiaries as collateral	1,402	1,402
Langton | Securitisation programmes | Mortgage-backed master trust structures:
Disclosure Of Securitisations And Covered Bonds [Line Items]
Gross assets	0	2,782
External notes in issue	0	0
Notes issued to Santander UK plc/subsidiaries as collateral	0	2,355
Motor | Securitisation programmes | Other asset-backed securitisation structures:
Disclosure Of Securitisations And Covered Bonds [Line Items]
Gross assets	38	189
External notes in issue	41	104
Notes issued to Santander UK plc/subsidiaries as collateral	0	97
Auto ABS UK Loans | Securitisation programmes | Other asset-backed securitisation structures:
Disclosure Of Securitisations And Covered Bonds [Line Items]
Gross assets	0	1,460
External notes in issue	0	1,107
Notes issued to Santander UK plc/subsidiaries as collateral	0	361
Euro 35bn Global Covered Bond Programme | Covered bond programmes
Disclosure Of Securitisations And Covered Bonds [Line Items]
Gross assets	15,713	23,670
External notes in issue	12,760	19,285
Notes issued to Santander UK plc/subsidiaries as collateral	£ 0	£ 0